Accounts Receivable, Net - Additional Information (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Allowance for doubtful accounts	$ 31,068,977	$ 21,088,503	$ 33,596,096